Share-based Compensation - Stock Option Plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017 $ / shares shares
Fair value assumptions
Share-based Compensation expenses			¥ 8,803		¥ 23,675	¥ 46,077
Share-based Compensation
Share-based Compensation expenses			8,803		23,675	46,077
Fulfillment expenses
Fair value assumptions
Share-based Compensation expenses			283		1,059	5,079
Share-based Compensation
Share-based Compensation expenses			283		1,059	5,079
Marketing expenses
Fair value assumptions
Share-based Compensation expenses			4,627		11,729	23,807
Share-based Compensation
Share-based Compensation expenses			4,627		11,729	23,807
Technology and content development expenses
Fair value assumptions
Share-based Compensation expenses			424		2,984	3,971
Share-based Compensation
Share-based Compensation expenses			424		2,984	3,971
General and administrative expenses
Fair value assumptions
Share-based Compensation expenses			3,469		7,903	13,220
Share-based Compensation
Share-based Compensation expenses			¥ 3,469		¥ 7,903	¥ 13,220
Stock options
Number of shares
Number of shares outstanding in the beginning | shares		1,235,873	1,235,873
Granted | shares		147,820	147,820
Forfeited | shares		(206,805)	(206,805)
Number of shares outstanding at the end | shares		1,176,888	1,176,888		1,235,873
Vested and expected to vest at the end | shares		1,135,355	1,135,355
Weighted average exercise price
Weighted average exercise price, outstanding in the beginning | $ / shares		$ 0.001
Granted | $ / shares		0.001
Forfeited | $ / shares		0.001
Weighted average exercise price, outstanding at the end | $ / shares		0.001		$ 0.001
Vested and expected to vest , weighted average exercise price | $ / shares		$ 0.001
Weighted average remaining contractual term		6 years 10 months 13 days	6 years 10 months 13 days
Vested and expected to vest , weighted average remaining contractual term		6 years 9 months 22 days	6 years 9 months 22 days
Aggregate intrinsic value | $		$ 13,863
Vested and expected to vest , Aggregate intrinsic value | $		$ 13,373
Options exercisable (in shares) | shares		972,290					972,290
Options exercisable, Weighted average exercise price | $ / shares		$ 0.001
Options exercisable, Weighted average remaining contractual term		6 years 5 months 27 days	6 years 5 months 27 days
Options exercisable, Aggregate intrinsic value | $		$ 11,453
Fair value assumptions
Expected volatility minimum range		48.70%	48.70%		46.80%	47.40%
Expected volatility maximum range		52.67%	52.67%		49.60%	50.00%
Risk-free interest rate minimum range (per annum)		1.58%	1.58%		2.69%	2.37%
Risk-free interest rate maximum range (per annum)		2.41%	2.41%		2.87%	2.40%
Exercise multiple lower range		2.2	2.2		2.2	2.2
Exercise multiple higher range					2.8	2.8
Expected dividend yield		0.00%	0.00%		0.00%	0.00%
Expected term (in years)		10 years	10 years		10 years	10 years
Fair value of options granted to employees			¥ 14,734		¥ 29,974	¥ 72,137
Share-based Compensation expenses	¥ 31,200		¥ 8,803		23,675	46,077
Total unrecognized compensation expense							¥ 14,329
Unrecognized compensation expense, weighted average period of recognition		2 years 10 months 2 days	2 years 10 months 2 days
Share-based Compensation
Share-based Compensation expenses	¥ 31,200		¥ 8,803		¥ 23,675	¥ 46,077
Stock options | Class A ordinary shares | 2017 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares				1,307,672				1,307,672
Minimum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 11.779		$ 16.919				$ 14.379
Maximum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 17.519		$ 20.979				$ 21.573
Employee | Stock options | 2017 Plan
Share-based Compensation
Service period for vesting						4 years
Vesting percentage for each year (as a percent)						25.00%